Related Party Transactions - Summary of Compensation of Key Officers by Benefit Type (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	₱ 325	₱ 527	₱ 602
Post-employment benefits (Note 26)	27	50	43
Total compensation paid to key officers of the PLDT Group	₱ 352	₱ 577	₱ 645